United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	May 16, 2006

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2006

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$102915
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      552     8347 SH       SOLE                     8347
CINTAS                         Common           172908105    14707   345083 SH       SOLE                   227050
COSTCO WHSL CORP NEW           Common           22160K105     6706   123820 SH       SOLE                    86934
FASTENAL CO                    Common           311900104     5327   112525 SH       SOLE                    78575
GOLDEN WEST FINL CORP DEL      Common           381317106    10991   161865 SH       SOLE                   113888
INTEL CORP                     Common           458140100    12938   664856 SH       SOLE                   474309
K SWISS INC CLASS A            Common           482686102     4468   148236 SH       SOLE                   103167
NEWS CORP CL A                 Common           65248E104    17138  1031778 SH       SOLE                   751848
NEWS CORP CL B                 Common           652487703     2315   131818 SH       SOLE                    81618
PROGRESSIVE CORP    OHIO       Common           743315103    18303   175555 SH       SOLE                   123126
WILEY JOHN & SONS   INC CL A C Common           968223206     5564   146989 SH       SOLE                   101948
WINNEBAGO INDS INC             Common           974637100     3907   128765 SH       SOLE                    90325